Key Management Personnel Compensation - Additional Information (Detail) - Chief Executive Officer 1 [Member]		12 Months Ended
	Jun. 04, 2014	Dec. 31, 2017
Disclosure of key management personnel compensation [Line Items]
Renewal term of office	3 years
Percentage of gross fixed compensation paid		200.00%
Trading period		60 days
Average margin rate		25.00%
Percentage of Special termination indemnity paid		50.00%
Average rate of special termination indemnity		40.00%
Average Rate Below 40% [Member]
Disclosure of key management personnel compensation [Line Items]
Percentage of Special termination indemnity paid		0.00%
Average Rate Higher Than 40% [Member]
Disclosure of key management personnel compensation [Line Items]
Percentage of Special termination indemnity paid		100.00%